FEDERAL INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of federal income tax on earnings
	2013	2012	2011
	(Dollars in thousands)

Federal income taxes at statutory rate	$630	$1,555	$1,536
Increase (decrease) in taxes resulting primarily from:
Stock compensation	8	(28)	(15)
Nontaxable interest income	(39)	(39)	(39)
Cash surrender value of life insurance	(164)	(277)	(99)
Utilization of net operating loss carryforwards,
previously reserved	-	-	(241)
Other	(14)	7	11

Federal income taxes per financial statements	$421	$1,218	$1,153

Effective tax rate	22.7%	26.6%	25.5%

Schedule of composition of corporation's net deferred tax asset
Taxes (payable) refundable on temporary	2013	2012
differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$575	$468
Deferred compensation	88	90
Stock benefit plans	173	169
Merger related transaction costs	118	118
Net operating loss carryforward	1,475	1,278
Reserve for uncollected interest	180	401
Real estate owned	811	394
Fair market value adjustments	898	1,964
Unrealized losses on securities available for sale	3,724	-
Other	4	47
Total deferred tax assets	8,046	4,929

Deferred tax liabilities:
Deferred loan origination costs	(401)	(314)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(529)	(705)
Unrealized gains on securities available for sale	-	(309)
Mortgage servicing rights	(439)	(439)

Total deferred tax liabilities	(3,118)	(3,516)

Net deferred tax asset	$4,928	$1,413